Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for CEO (1) ($)	Compensation Actually Paid to CEO (2) ($)	Average Summary Compensation Table Total for Other NEOs (3) ($)	Average Compensation Actually Paid to Other NEOs (4) ($)	Cumulative TSR (5) ($)	Peer Group Cumulative TSR (6) ($)	Net Income (Loss) (7) (in millions) ($)	Adjusted Free Cash Flow (8) (in millions) ($)
2025	11,520,501	13,087,572	3,078,409	3,418,078	76.86	127.05	(19.7)	213.0
2024	11,123,018	6,054,691	2,737,752	1,924,338	69.90	84.97	35.0	230.3
2023	12,198,672	13,718,052	2,926,841	3,080,000	105.64	102.63	(33.6)	246.4
2022	13,399,781	9,127,710	3,702,956	2,650,073	93.76	88.94	64.3	313.0
2021	11,176,460	14,071,422	3,550,563	4,250,396	111.87	117.72	5.9	422.9

Company Selected Measure Name	Adjusted free cash flow
Named Executive Officers, Footnote	Reflects amounts reported in the Summary Compensation Table total column for each corresponding year for Mr. Dauch. Reflects the average of the amounts reported in the Summary Compensation Table total column for the NEOs (other than the CEO) as a group for each corresponding year. The NEOs included in calculating the average amounts, for 2025, 2024 and 2023 are Mr. May, Mr. Lynch, Ms. Kemp and Mr. Oal; for 2022 and 2021 are Mr. May, Michael K. Simonte, Norman Willemse and Mr. Lynch.
Peer Group Issuers, Footnote	Represents the weighted peer group TSR, weighted according to the respective companies' stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the annual report peer group (competitor peer group).
PEO Total Compensation Amount	$ 11,520,501	$ 11,123,018	$ 12,198,672	$ 13,399,781	$ 11,176,460
PEO Actually Paid Compensation Amount	$ 13,087,572	6,054,691	13,718,052	9,127,710	14,071,422
Adjustment To PEO Compensation, Footnote	Reflects amounts of "compensation actually paid" to Mr. Dauch, as computed in accordance with Item 402(v) of Regulation S-K. The amounts do not reflect the actual amount of compensation earned by or paid to Mr. Dauch during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Dauch's total compensation for each year to determine compensation actually paid.

	2025 $	2024 $	2023 $	2022 $	2021 $
Total Compensation as reported in the Summary Compensation Table (SCT)	11,520,501	11,123,018	12,198,672	13,399,781	11,176,460
Pension Values reported in SCT	(62,499)	(76,135)	(53,238)	—	—
Fair value of equity awards granted during the fiscal year	(5,103,889)	(5,136,512)	(5,161,125)	(5,532,280)	(4,879,478)
Pension value attributable to current year's service and any change in pension value attributable to plan amendments made in the current year	—	—	—	—	—
Fair value at the end of the year of equity compensation granted in current year	6,762,312	4,801,592	5,108,035	4,988,560	5,733,847
Change in fair value for end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during current fiscal year	(496,911)	(1,525,002)	704,393	(1,903,230)	(460,430)
Change in fair value for end of prior fiscal year to end of current fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year	468,058	(3,132,270)	921,315	(1,825,121)	2,501,023
Dividends or other earnings paid on equity awards in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year	—	—	—	—	—
Fair value of awards forfeited in current fiscal year determined at end of prior fiscal year	—	—	—	—	—
Compensation Actually Paid to CEO	13,087,572	6,054,691	13,718,052	9,127,710	14,071,422

Non-PEO NEO Average Total Compensation Amount	$ 3,078,409	2,737,752	2,926,841	3,702,956	3,550,563
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,418,078	1,924,338	3,080,000	2,650,073	4,250,396
Adjustment to Non-PEO NEO Compensation Footnote	Reflects the average of amounts of "compensation actually paid" to the NEOs (other than the CEO) as a group in accordance with Item 402(v) of Regulation S-K. The amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the adjustments made to the NEOs' total compensation for each year to determine compensation actually paid are shown below.

	2025 $	2024 $	2023 $	2022 $	2021 $
Total Compensation as reported SCT	3,078,409	2,737,752	2,926,841	3,702,956	3,550,563
Pension Values reported in SCT	(25,476)	(21,553)	(36,434)	—	(33,897)
Fair value of equity awards granted during the fiscal year	(1,048,520)	(1,055,228)	(1,060,281)	(1,171,412)	(1,237,240)
Pension value attributable to current year's service and any change in pension value attributable to plan amendments made in the current year	—	—	—	—	—
Fair value at the end of the year of equity compensation granted in current year	1,389,219	986,424	1,049,374	1,056,284	1,453,875
Change in fair value for end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during current fiscal year	(71,710)	(183,612)	90,277	(476,447)	(110,404)
Change in fair value for end of prior fiscal year to end of current fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year	96,156	(539,445)	110,223	(461,308)	627,499
Dividends or other earnings paid on equity awards in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year	—	—	—	—	—
Fair value of awards forfeited in current fiscal year determined at end of prior fiscal year	—	—	—	—	—
Compensation Actually Paid to other NEOs (other than the CEO)	3,418,078	1,924,338	3,080,000	2,650,073	4,250,396

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Our compensation programs are designed to link pay to the Company's financial performance. In addition to adjusted free cash flow, the most important financial measures used by the Committee to link NEO compensation to performance are shown below.

FINANCIAL MEASURES USED TO LINK NEO COMPENSATION ACTUALLY PAID TO COMPANY PERFORMANCE
Adjusted EBITDA	Adjusted EBITDA Margin	Operational Cash Flow

Total Shareholder Return Amount	$ 76.86	69.90	105.64	93.76	111.87
Peer Group Total Shareholder Return Amount	127.05	84.97	102.63	88.94	117.72
Net Income (Loss)	$ (19,700,000)	$ 35,000,000.0	$ (33,600,000)	$ 64,300,000	$ 5,900,000
Company Selected Measure Amount	213,000,000.0	230,300,000	246,400,000	313,000,000.0	422,900,000
PEO Name	Mr. Dauch
Additional 402(v) Disclosure	Cumulative TSR is calculated by the difference between the Company's share price at the end and the beginning of the measurement period divided by the Company's share price at the beginning of the measurement period. No dividends were paid during any of the years.Reflects Net Income (Loss) as reported in our annual report on Form 10-K for the applicable year.
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted EBITDA Margin
Measure:: 3
Pay vs Performance Disclosure
Name	Operational Cash Flow
Measure:: 4
Pay vs Performance Disclosure
Name	Adjusted free cash flow
Non-GAAP Measure Description	Adjusted free cash flow is a key financial metric used in the 2018 Omnibus Incentive Plan. This metric is a non-GAAP financial measure. Such information is reconciled to its closest GAAP measure in the Non-GAAP Reconciliation in Appendix A.
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (62,499)	$ (76,135)	$ (53,238)	$ 0	$ 0
PEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,103,889)	(5,136,512)	(5,161,125)	(5,532,280)	(4,879,478)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,762,312	4,801,592	5,108,035	4,988,560	5,733,847
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	468,058	(3,132,270)	921,315	(1,825,121)	2,501,023
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(496,911)	(1,525,002)	704,393	(1,903,230)	(460,430)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(25,476)	(21,553)	(36,434)	0	(33,897)
Non-PEO NEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,048,520)	(1,055,228)	(1,060,281)	(1,171,412)	(1,237,240)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,389,219	986,424	1,049,374	1,056,284	1,453,875
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	96,156	(539,445)	110,223	(461,308)	627,499
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(71,710)	(183,612)	90,277	(476,447)	(110,404)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0	$ 0